Share-based Compensation - Weighted Average Grant-Date Fair Value of Options Granted (Detail) (Pre-IPO Plans [Member], EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pre-IPO Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of options granted	€ 1.20	€ 1.80